Postretirement Benefit Plans - Summary of Estimated Future Pension Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plan, Expected Future Benefit Payments [Line Items]
2013	$ 16
2014	13
2015	15
2016	14
2017	14
Years 2018-2022	$ 95